Income taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Unbilled transportation costs accrued	¥ 4,586,773	$ 655,731	¥ 14,319,915
Lease liability	32,562	4,655
Net operating losses	615,629	88,011	556,429
Other	1,786	255	1,986
Deferred tax assets	5,236,750	748,652	14,878,330
Less: Valuation allowance	(617,415)	(88,266)	(558,415)
Deferred tax assets, net	4,619,335	660,386	14,319,915
Contract assets	(3,292,409)	(470,687)	(15,733,957)
Right-of use assets			(6,112)
Accrued interest income	(26,451)	(3,781)	(1,753,976)
Deferred tax liabilities	(3,318,860)	(474,468)	(17,494,045)
Deferred tax (liabilities) assets, net	¥ 1,300,475	$ 185,918	¥ (3,174,130)